Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Convertible preferred stock		$ 0.0001	$ 0.0001
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Shares, Issued	8,026,384	3,632,165	3,627,242
Common Stock, Shares, Outstanding	8,026,384	3,632,165	3,627,242
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Previously Reported [Member]
Common Stock, Shares Authorized		7,576,476	7,576,476
Common Stock, Shares, Issued		3,632,165	3,632,165
Common Stock, Shares, Outstanding		3,627,242	3,627,242
Series Seed 1 Convertible Preferred Stock [Member]
Convertible preferred stock	$ 0.0001	$ 0.0001
Temporary Equity, Shares Issued	0	0
Temporary Equity, Shares Outstanding	3,876,721
Preferred Stock, Shares Issued		3,876,721
Series Seed 1 Convertible Preferred Stock [Member] | Previously Reported [Member]
Convertible preferred stock		$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized		4,100,167	4,100,167
Temporary Equity, Shares Issued		3,876,721	3,876,721
Temporary Equity, Shares Outstanding		3,876,721	3,876,721
Temporary Equity, Liquidation Preference		$ 37,820,127	$ 37,820,127
Series Seed 2 Convertible Preferred Stock [Member]
Convertible preferred stock	$ 0.0001	$ 0.0001
Temporary Equity, Shares Issued	0	0
Temporary Equity, Shares Outstanding	64,065	64,065
Preferred Stock, Shares Issued		64,065
Series Seed 2 Convertible Preferred Stock [Member] | Previously Reported [Member]
Convertible preferred stock		$ 0.0001	$ 0.0001
Temporary Equity, Shares Authorized		64,065	64,065
Temporary Equity, Shares Issued		64,065	64,065
Temporary Equity, Shares Outstanding		64,065	64,065
Temporary Equity, Liquidation Preference		$ 500,000	$ 500,000